General Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2022 Employees
Disclosure of general information [Line Items]
Country of Incorporation	Netherlands
Address of entity	Aegonplein 50, 2591 TV, The Hague, the Netherlands
Description of nature operations and principal activities	Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations
Name of parent entity	Aegon N.V
Number of employees	20,000